Benefit Plans - Weighted Average Assumptions Determining Pension Plan (Detail)	0 Months Ended		1 Months Ended		12 Months Ended
	Nov. 30, 2011	Sep. 30, 2011	Nov. 30, 2011	Sep. 30, 2011	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Net Cost
Discount rate	5.10%	4.90%
U.S. Plans [Member]
Net Cost
Discount rate			5.10%	4.90%	4.95%	3.90%	4.90%
Expected return on plan assets					7.75%	7.75%	7.75%
Rate of compensation increase					4.25%	4.25%	4.25%
Benefit Obligation
Discount rate					4.15%	4.95%	3.90%
Rate of compensation increase					4.25%	4.25%	4.25%
Foreign Plans [Member]
Net Cost
Discount rate					3.87%	3.94%	5.26%
Expected return on plan assets					5.68%	5.68%	6.06%
Rate of compensation increase					2.46%	3.28%	3.61%
Benefit Obligation
Discount rate					3.14%	3.87%	3.94%
Rate of compensation increase					2.49%	2.46%	3.28%